Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Acquired Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2019
Online Users
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	1 year
Customer-related intangible assets | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	3 years
Customer-related intangible assets | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	4 years
Supplier Resources | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	3 years
Supplier Resources | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	6 years
Non Compete Agreement | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	4 years
Non Compete Agreement | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	5 years
Copyrights | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	3 years
Copyrights | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of acquired intangible assets	7 years